Annual Fund Operating Expenses	Nov. 30, 2025
MarketDesk Focused U.S. Dividend ETF | MarketDesk Focused U.S. Dividend ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
MarketDesk Focused U.S. Momentum ETF | MarketDesk Focused U.S. Momentum ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%